Related Party Transactions - Summary of Group's Subsidiaries (Parenthetical) (Detail)		12 Months Ended
	Apr. 23, 2018	Mar. 31, 2018
Sterlite Ports Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		100.00%
Vedanta Star Limited [member] | Subsequent Event 1 [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	100.00%